Mortgage banking activities	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements [Abstract]
Mortgage Banking Activities [Text BLock]

Note 14 – Mortgage banking activities

Income from mortgage banking activities includes mortgage servicing fees earned in connection with administering residential mortgage loans and valuation adjustments on mortgage servicing rights. It also includes gain on sales and securitizations of residential mortgage loans and trading gains and losses on derivative contracts used to hedge the Corporation's securitization activities. In addition, lower-of-cost-or-market valuation adjustments to residential mortgage loans held for sale, if any, are recorded as part of the mortgage banking activities.

The following table presents the components of mortgage banking activities:

	Years ended December 31,
(In thousands)	2014	2013	2012
Mortgage servicing fees, net of fair value adjustments:
Mortgage servicing fees	$41,761	$45,465	$48,156
Mortgage servicing rights fair value adjustments	(24,683)	(11,403)	(17,406)
Total mortgage servicing fees, net of fair value adjustments	17,078	34,062	30,750
Net gain on sale of loans, including valuation on loans held for sale	31,213	26,719	76,181
Trading account profit (loss) :
Unrealized (losses) gains on outstanding derivative positions	(726)	746	304
Realized (losses) gains on closed derivative positions	(16,950)	10,130	(22,464)
Total trading account (loss) profit	(17,676)	10,876	(22,160)
Total mortgage banking activities	$30,615	$71,657	$84,771